Document and Entity Information	May 25, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001800347
Document Type	8-K
Document Period End Date	May 25, 2025
Entity Registrant Name	E2open Parent Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39272
Entity Tax Identification Number	86-1874570
Entity Address, Address Line One	14135 Midway Road
Entity Address, Address Line Two	Suite G300
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	866
Local Phone Number	432-6736
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ETWO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false